Income Taxes - Schedule of provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal tax provision:
Current					$ 698	$ 0
Deferred					0	0
Total federal tax provision					698	0
State tax provision:
Current					17	0
Deferred					0	0
Total state tax provision					17	0
Tax provision	$ 0	$ (46)	$ 0	$ 816	$ 715	$ 0